Insurance (Liabilities for Unpaid Claims and Claim Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at December 31 of prior period	$ 1,693	$ 1,483	$ 1,325
Less: Reinsurance recoverables	1,545	1,400	1,235
Net balance at December 31 of prior period	148	83	90
Incurred related to:
Current year	651	105	3
Prior years	(20)	0	2
Total incurred	631	105	5
Paid related to:
Current year	(626)	(30)	0
Prior years	(63)	(10)	(12)
Total paid	(689)	(40)	(12)
Net balance at December 31,	158	148	83
Add: Reinsurance recoverables	1,811	1,545	1,400
Balance at December 31,	1,969	1,693	1,483
Scenario, Previously Reported [Member]
Net balance at December 31 of prior period	216	83	90
Paid related to:
Net balance at December 31,		216	83
Scenario, Adjustment [Member]
Net balance at December 31 of prior period	$ 68	0	0
Paid related to:
Net balance at December 31,		$ 68	$ 0